Summary of Significant Accounting Policies and Other Information (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended	3 Months Ended								4 Months Ended	12 Months Ended	4 Months Ended	12 Months Ended	4 Months Ended	12 Months Ended	4 Months Ended	12 Months Ended	4 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 30, 2012	Dec. 31, 2013	Mar. 31, 2014 Network equipment, site costs and related software [Member] Minimum [Member]	Mar. 31, 2014 Network equipment, site costs and related software [Member] Maximum [Member]	Mar. 31, 2014 Building and Building Improvements [Member] Minimum [Member]	Mar. 31, 2014 Building and Building Improvements [Member] Maximum [Member]	Mar. 31, 2014 Non-network Internal Use Software Office Equipment And Other [Member] Minimum [Member]	Mar. 31, 2014 Non-network Internal Use Software Office Equipment And Other [Member] Maximum [Member]	Mar. 31, 2014 Network and Non-network Software [Member] Minimum [Member]	Mar. 31, 2014 Network and Non-network Software [Member] Maximum [Member]	Mar. 31, 2014 U.S. Equity Securities [Member]	Dec. 31, 2013 U.S. Equity Securities [Member]	Mar. 31, 2014 International Equity Securities [Member] [Member]	Dec. 31, 2013 International Equity Securities [Member] [Member]	Mar. 31, 2014 Fixed Income Securities [Member]	Dec. 31, 2013 Fixed Income Securities [Member]	Mar. 31, 2014 Real Estate Investment [Member]	Dec. 31, 2013 Real Estate Investment [Member]	Mar. 31, 2014 Other Investment Companies [Member]	Dec. 31, 2013 Other Investment Companies [Member]	Mar. 31, 2014 Successor [Member]	Mar. 31, 2013 Successor [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Mar. 31, 2013 Predecessor [Member]	Jul. 10, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Mar. 31, 2014 Fair Value, Inputs, Level 1 [Member]	Mar. 31, 2014 Fair Value, Inputs, Level 2 [Member]	Mar. 31, 2014 Fair Value, Inputs, Level 3 [Member]
Allowance For Doubtful Accounts Writeoffs Net Of Recoveries																						$ 106,000,000		$ 98,000,000		$ 105,000,000	$ 374,000,000	$ 549,000,000	$ 519,000,000
Property, Plant and Equipment, Useful Life				3 years	30 years	3 years	30 years	3 years	12 years	3 years	5 years
Maximum amount of the guarantee liability	265,000,000
Defined Benefit Plan, Fair Value of Plan Assets																						1,800,000,000		1,800,000,000				1,600,000,000
Defined Benefit Plan, Benefit Obligation																						2,400,000,000		2,300,000,000				2,700,000,000
Defined Benefit Plan, Funded Status of Plan																						600,000,000		500,000,000				1,100,000,000
Defined Benefit Plan, Contributions by Employer																						10,000,000
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year																						68,500,000
Defined Benefit Plan, Actuarial Net (Gains) Losses		0																				(147,000,000)	0	93,000,000		0	0	(404,000,000)	(349,000,000)
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate																						4.90%		5.30%	4.30%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	7.75%		7.75%
Defined Benefit Plan, Target Allocation Percentage of Assets, Equity Securities												38.00%	41.00%	16.00%	18.00%	28.00%	21.00%	9.00%	10.00%	9.00%	10.00%
Defined Benefit Plan Deviation from Target Allocation Percentage Plus or Minus			5.00%
Investment Owned, Percent of Net Assets																														48.00%	33.00%	19.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Match, Base Contribution																						100.00%		100.00%
Defined Contribution Plan, Employer Matching Contribution, Percent, Base Contribution																						3.00%		3.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Match, Additional Contribution																						50.00%		50.00%
Defined Contribution Plan, Employer Matching Contribution, Percent, Additional Contribution																						2.00%		2.00%
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent																						4.00%		4.00%
Defined Contribution Percentage Match of Participants Contributions Maximum																												50.00%	50.00%
Defined Contribution Maximum Percentage of Participant's Eligible Compensation																												2.00%	2.00%
Defined Contribution Plan Fixed Matching Contributions																						15,000,000		35,000,000		15,000,000	32,000,000	30,000,000	31,000,000
Defined contribution plan percentage of discretionary match																												100.00%
Defined Contribution Percentage of Discretionary Match Of Participants Contributions Maximum																												3.95%	1.20%
Defined Contribution Plan Discretionary Contribution																												60,000,000	20,000,000
Percentage of Operating Revenues Related to Universal Service Fund Fees																						2.00%		2.00%		2.00%		2.00%	2.00%
the number of shares available and reserved for future grants under the 2007 Plan and ESPP	198
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures																						0		1.7
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value																								$ 3.63
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum																								2.01%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum																								42.30%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate																								0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term																								7 years 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	43
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	37
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value																								$ 6.23			$ 5.96
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	28
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period																								18			2
Pre Tax Share And Non Share Based Compensation Charges																						35,000,000		98,000,000		17,000,000	37,000,000	82,000,000	73,000,000
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense																						12,000,000		34,000,000		(1,000,000)	2,000,000	14,000,000	13,000,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	101,000,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	2 years 0 months 12 days
Advertising Expense																						$ 408,000,000		$ 697,000,000		$ 409,000,000	$ 858,000,000	$ 1,400,000,000	$ 1,400,000,000